UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-22852)

Loeb King Trust
(Exact name of registrant as specified in charter)

125 Broad Street, 14th Floor

New York, New York 10004
(Address of principal executive offices) (Zip code)

David S. Hampson

125 Broad Street, 14th Floor

New York, New York 10004

(Name and address of agent for service)

212-483-7000

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/2014

Date of reporting period: 02/28/2014

Item 1. Reports to Stockholders.

Loeb King Alternative Strategies Fund

Investor Class: LKASX
Institutional Class: LKAIX

SEMI-ANNUAL REPORT

February 28, 2014

Loeb King Alternative Strategies Fund
As of February 28, 2014

Other Assets in Excess of Liabilities, 8.3%
Cash, 30.4%
Common Stocks, 52.9%
Purchased Options, 0.2%
Warrants, 0.0%
Exchange Traded Funds, 0.6%
Bank Loans, 3.7%
Corporate Bonds, 1.7%
Preferred Stocks, 0.3%
Convertible Bonds, 0.2%
REITs, 1.7%

Percentages represent market value of long positions as a percentage of net assets.

Loeb King Alternative Strategies Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 52.9%
Consumer Discretionary - 9.1%
Aarons, Inc.	2,941	$90,377
Beazer Homes USA, Inc. (a)	500	11,595
Bob Evans Farms, Inc.	674	34,873
Canadian Tire Ltd. (b)	3	271
Charter Communications, Inc. (a)	435	55,145
Chinaedu Corp. - ADR (a)	53	363
Coastal Contacts, Inc. (a)(b)	5,541	62,451
Cooper Tire & Rubber Co.	3,680	91,742
Daimler AG (b)	601	56,012
Darden Restaurants, Inc.	2,194	112,026
Dish Network Corp. (a)	1,144	67,313
Freds, Inc.	601	11,978
General Motors Co. (a)	1	36
The Jones Group, Inc.	583	8,710
Jos A Bank Clothiers, Inc. (a)	240	14,899
KB Home	400	8,160
Lennar Corp.	200	8,776
Longview Oil Corp. (a)(b)	937	4,553
Loral Space & Communications, Inc. (a)	464	36,665
Mega Brands, Inc. (a)(b)	1,499	23,988
MGM Resorts International (a)	490	13,499
Mood Media Corp. (a)(b)	220	173
Morgans Hotel Group Co. (a)	1,676	13,408
New York & Co, Inc. (a)	9,286	41,137
Omnicom Group, Inc.	2,788	210,996
Sirius XM Holdings, Inc. (a)	21,882	78,994
Sizmek, Inc. (a)	586	7,261
Sothebys	600	28,206
TRI Pointe Homes, Inc. (a)	2,989	419,506
Tri Pointe Homes, Inc. (a)	1,542	28,095
Tribune Co. (a)	704	55,792
Vitacost Com, Inc. (a)	2,389	17,798
Total Consumer Discretionary		1,614,798
Consumer Staples - 3.7%
B & G Foods, Inc.	615	18,425
Beam, Inc.	2,608	216,360
CVS Caremark Corp.	140	10,240
Magic Holdings International (b)	26,015	20,884
Maple Leaf Foods, Inc. (a)(b)(e)	6,865	100,746
Reynolds American, Inc.	909	46,205
Safeway, Inc.	2,387	89,393
Shoppers Drug Mart Corp. (b)	1,594	86,804
Sysco Corp.	1,694	61,018
Total Consumer Staples		650,075
Energy - 2.6%
Anadarko Petroluem Corp.	1,339	112,690
Baytex Energy Corp. (a)(b)	594	21,656
	Shares	Fair Value
Energy (continued)
BP PLC - ADR (e)	734	$37,148
Equal Energy Ltd.	17,996	96,099
Fission Uranium Corp. (a)(b)	7,027	8,948
Goodrich Petroluem Corp. (a)	283	3,854
Harvest Natural Resources, Inc. (a)	6,799	28,556
Noble Corp. PLC	1,178	36,577
Pacific Drilling S.A. (a)	814	8,840
Syntroleum Corp. (a)	5,048	20,141
Talisman Energy, Inc. (a)(b)	1,903	19,592
Weatherford International Ltd. (a)	3,668	61,146
Total Energy		455,247
Financials - 7.3%
Aareal Bank AG (b)	626	27,564
Ambac Financial Group, Inc. (a)	853	29,480
Aozora Bank Ltd. (b)(e)	45,456	132,210
BGC Partners, Inc.	13,216	89,869
Brookfield Office Properties, Inc.	7,974	152,622
CapitalSource, Inc.	2,775	40,792
Chong Hing Bank Ltd. (a)(b)(f)	2,101	2,908
Commerzbank AG (a)(b)	7,229	131,113
Connectone Bancorp, Inc. (a)	11	523
DIC Asset AG (b)	6,702	63,238
Federal Home Loan Mortgage Corp. (a)	144	665
Federal National Mortgage Association (a)	636	3,053
First Merchants Corp.	1,260	26,989
Home Federal Bancorp, Inc.	6,441	97,195
Hudson City Bancorp, Inc.	9,020	85,690
Mediobanca SPA (b)	2,483	24,762
MPHB Capital Berhad (a)(b)	60,220	34,553
National Interstate Corp.	1,944	58,845
Nicholas Financial, Inc.	908	14,328
SLM Corp.	1,349	32,295
SWS Group, Inc. (a)	4,626	37,702
Synovus Financial Corp.	20,136	70,073
United Bankshares, Inc.	2,612	76,871
Valley National Bancorp	3,675	37,044
Washington Banking Co.	1,071	19,728
Total Financials		1,290,112
Health Care - 9.3%
AbbVie, Inc.	342	17,411
Actavis PLC (a)	49	10,820
Aetna, Inc.	166	12,070
Alkermes PLC (a)	152	7,398
Allergan, Inc.	346	43,942
Amerisourcebergen Corp.	142	9,635
Amgen, Inc.	119	14,758
Arthrocare Corp. (a)	2,349	113,339
Basilea Pharmaceutica AG (b)	43	6,322

The accompanying notes are an integral part of these financial statements.

Loeb King Alternative Strategies Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Fair Value
Health Care (continued)
Baxter International, Inc.	793	$55,114
BioDelivery Sciences International, Inc. (a)	3,225	30,218
Biogen Idec, Inc. (a)	33	11,243
Biomarin Pharmaceutical, Inc. (a)	121	9,801
Bluebird Bio, Inc. (a)	194	4,947
Bristol-Myers Squibb Co.	306	16,454
Cadence Pharmaceuticals, Inc. (a)	4,289	60,003
Cardinal Health, Inc.	115	8,226
Celgene Corp. (a)	88	14,146
Cempra, Inc. (a)	703	8,007
Centene Corp. (a)	168	10,698
Cerner Corp. (a)	102	6,260
Chindex International, Inc. (a)	313	6,025
Cigna Corp.	142	11,302
Clovis Oncology, Inc. (a)	47	3,742
Community Health Systems, Inc. (a)	142	5,894
Concordia Healthcare Corp. (a)(b)	193	2,775
Conmed Corp.	464	21,632
Covidien PLC	232	16,692
Cubist Pharmaceuticals, Inc. (a)	102	8,111
Davita Healthcare Partners, Inc. (a)	181	12,440
Durata Therapeutics, Inc. (a)	478	6,553
Enanta Pharmaceuticals, Inc. (a)	198	7,294
Endo Health Solutions, Inc. (a)	440	35,121
Enteromedics, Inc. (a)	2,078	5,050
Epizyme, Inc. (a)	176	5,262
Express Scripts Holding Co. (a)	219	16,493
Forest Labs, Inc. (a)	880	85,862
Furiex Pharmaceuticals, Inc. (a)	507	46,913
Gilead Sciences, Inc. (a)	240	19,870
Grifols SA - ADR	401	16,874
HCA Holdings, Inc.	343	17,562
Heartware International, Inc. (a)	49	4,706
Impax Laboratories, Inc. (a)	359	9,251
Intermune, Inc. (a)	276	8,291
Jazz Pharmaceuticals PLC (a)	51	7,749
Lipocine, Inc. (a)	697	5,576
Macrogenics, Inc. (a)	133	4,655
Mckesson Corp.	79	13,987
Medivation, Inc. (a)	121	8,701
Medtronic, Inc.	200	11,852
Merck & Co., Inc.	292	16,641
Merge Healthcare, Inc. (a)	2,442	6,129
Momenta Pharmaceuticals, Inc. (a)	244	3,611
Morphosys (a)(b)	105	9,751
Mylan, Inc. (a)	167	9,280
Nektar Therapeutics (a)	569	7,300
Novartis AG (b)	177	14,782
Omnicare, Inc.	191	11,250
	Shares	Fair Value
Health Care (continued)
Ovascience, Inc. (a)	929	$10,024
Paladin Labs, Inc. (a)(b)	1,410	180,895
Patheon, Inc. (a)	916	8,492
Patheon, Inc. (a)(b)	7,659	70,828
Patient Safety Technologies, Inc. (a)	579	1,280
PerkinElmer, Inc.	245	11,103
Pernix Therapeutics Holdings, Inc. (a)	1,729	6,345
Pfizer, Inc.	564	18,110
Portola Pharmaceuticals, Inc. (a)	201	4,902
QLT, Inc.	965	5,800
Receptos, Inc. (a)	24	1,113
Regado Biosciences, Inc. (a)	637	4,567
Regeneron Pharmaceuticals (a)	21	6,983
Retrophin, Inc. (a)	221	3,905
Rhoen-Klinikum AG (b)	1,496	48,257
Roche Holdings AG (b)	65	20,058
Synageva BioPharma Corp. (a)	58	6,651
Team Health Holdings, Inc. (a)	163	7,338
Teleflex, Inc.	118	12,035
Tetraphase Pharmaceuticals, Inc. (a)	512	6,963
Teva Pharmaceutical Industries, Ltd. - ADR (e)	3,552	177,209
Thermo Fisher Scientific, Inc.	66	8,220
Thoratec Corp. (a)	258	9,582
UnitedHealth Group, Inc.	167	12,904
Universal Health Services, Inc.	193	15,494
VIVUS, Inc. (a)	384	2,316
Wright Medical Group, Inc. (a)	306	9,737
Total Health Care		1,646,902
Industrials - 1.8%
Dover Corp.	394	37,154
Edwards Group Ltd. - ADR (a)(f)	3,587	3,659
Foster Wheeler AG (a)(b)	3,545	113,865
Pacer International, Inc. (a)	11,167	100,168
Titan Internatoinal, Inc.	1,769	33,540
Vitran Corp, Inc. (a)	3,685	23,916
Total Industrials		312,302
Information Technology - 12.0%
Accelrys, Inc. (a)	5,412	67,542
ATMI, Inc. (a)	3,869	131,585
Autonavi Holdings Ltd. - ADR (a)	337	7,013
Blackberry Ltd. (a)	2,405	24,050
Blackhawk Network Holdings, Inc. (a)	1,061	26,292
Cabot Microelectronics Corp. (a)	1,587	70,098
Camelot Information Systems, Inc. - ADR (a)	23,874	48,703
Compuware Corp.	5,668	62,065
Diebold, Inc.	1,829	68,386
Ebay, Inc. (a)	4,257	250,184
Entropic Communications, Inc. (a)	4,761	20,853

The accompanying notes are an integral part of these financial statements.

Loeb King Alternative Strategies Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Fair Value
Information Technology (continued)
Knowles Corp. (a)	1,720	$55,298
LSI Corp.	9,618	106,664
Mitel Networks Corp. (a)(b)	6,721	63,734
Ninetowns Internet Technology Group Co., Ltd. - ADR (a)	3,627	6,311
Nokia Corp. - ADR (a)	31,141	236,049
Nuance Communications, Inc. (a)	7,655	117,045
NXP Semiconductors NV (a)	337	18,949
Pactera Technology International Ltd. - ADR (a)	8,957	64,490
Pandora Media, Inc. (a)	439	16,427
QLogic Corp. (a)	3,565	40,712
Quantum Corp. (a)	14,591	17,071
RDA Microelectronics, Inc. - ADR	3,033	54,776
RealD, Inc. (a)	2,358	26,056
RF Micro Devices, Inc. (a)	2,914	20,631
Shanda Games Ltd. - ADR (a)	3,367	22,289
Sina Corp. (a)	600	40,998
Supertex, Inc. (a)	2,463	81,107
Tokyo Electron Ltd. (b)	593	34,041
Tokyo Electron Ltd. - ADR (a)	7,938	113,910
TriQuint Semiconductor, Inc. (a)	5,577	68,262
Trunkbow International Holdings Ltd. (a)	14,056	19,819
Violin Memory, Inc. (a)	4,212	18,322
Xerox Corp.	1,542	16,947
Xyratex Ltd.	6,019	79,391
Zynga, Inc. (a)	4,032	20,402
Total Information Technology		2,136,472
Materials - 3.4%
Amcol International Corp.	1,227	54,454
Asanko Gold, Inc. (a)(b)	2,297	4,978
Augusta Resource Corp. (a)(b)	7,286	22,767
Barrick Gold Corp.	782	15,937
Bayer AG (b)	120	17,044
Brigus Gold Corp. (a)(b)	54,601	62,624
Gold Reserve, Inc. (a)	2,571	8,356
KWG Resources, Inc. (a)(b)	1,355,985	55,106
LSB Industries, Inc. (a)	715	23,373
Martin Marietta Materials, Inc.	550	67,089
Material Sciences Corp. (a)	2,563	32,576
Minerals Technologies, Inc.	585	31,298
Newmont Mining Corp.	770	17,910
Osisko Mining Corp. (a)(b)	9,396	59,823
Solitario Exploration & Royalty Corp. (a)	26,598	41,493
Verso Paper Corp. (a)	612	1,499
Yongye International, Inc. (a)	12,378	81,571
Zoltek Companies, Inc. (a)	740	12,395
Total Materials		610,293
	Shares	Fair Value
Telecommunication Services - 3.4%
Fairpoint Communications, Inc. (a)	638	$8,473
Globalstar, Inc. (a)	4,810	10,919
Leap Wireless International, Inc. (a)	6,347	111,199
NTS, Inc. (a)	16,419	32,674
Telephone & Data Systems, Inc.	2,005	45,694
T-Mobile US, Inc. (a)(e)	6,628	202,154
Verizon Communications, Inc. (e)	1,536	73,104
Vodafone Group PLC - ADR (e)	2,661	110,599
Total Telecommunication Services		594,816
Utilities - 0.3%
China Hydroelectric Corp. - ADR (a)	9,377	31,975
UNS Energy Corp.	482	29,166
Total Utilities		61,141
TOTAL COMMON STOCKS (Cost $9,094,534)		9,372,158
REITS - 1.7%
American Realty Capital Properties, Inc.	748	10,988
BRE Properties, Inc.	1,271	78,510
Chatham Lodging Trust	4,200	87,654
Commonwealth REIT	1,232	33,449
Spirit Realty Capital, Inc.	6,959	75,992
Strategic Hotels & Resorts, Inc. (a)	981	9,800
Strategic Hotels & Resorts, Inc. - Preferred Series B	236	5,891
Strategic Hotels & Resorts, Inc. - Preferred Series C	243	6,075
TOTAL REITS (Cost $298,012)		308,359
PREFERRED STOCKS - 0.3%
Financials - 0.2%
Ally Financial, Inc. (c)	17	16,759
Astoria Financial Corp.	786	18,620
Fannie Mae (a)(d)	536	6,459
Federal Home Loan Mortgage Corp. (a)(d)	35	429
Federal Home Loan Mortgage Corp. (a)	105	1,092
Total Financials		43,359
Telecommunication Services - 0.1%
Oi SA	11,134	16,924
TOTAL PREFERRED STOCKS (Cost $59,266)		60,283
	Principal Amount	Fair Value
CONVERTIBLE BONDS - 0.2%
Information Technology - 0.2%
Nortel Networks Corp., 1.75%, 4/15/2014 (g)	$33,000	$32,720
TOTAL CONVERTIBLE BONDS (Cost $32,720)		32,720

The accompanying notes are an integral part of these financial statements.

Loeb King Alternative Strategies Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS - 1.7%
Consumer Discretionary - 0.3%
Paris Las Vegas Holding, 11.00%, 10/1/2021 (c)	$36,000	$38,070
River Cree Enterprises Ltd., 11.00%, 1/20/2021 (b)(c)	27,000	25,633
Total Consumer Discretionary		63,703
Materials - 0.2%
Hexion U.S. Financial Corp., 6.625%, 4/15/2020	30,000	31,012
Utilities - 0.1%
Energy Future International Holding Co., 11.00%, 10/1/2021	16,000	17,680
Financials - 0.8%
Lehman Brothers Holdings, Inc., 5.625%, 12/31/2014 (g)	626,000	142,415
Information Technology - 0.3%
Avaya, Inc., 10.50%, 3/1/2021 (c)	45,000	42,638
Northern Telecom Ltd., 6.875%, 9/1/2023 (g)	9,000	4,500
Total Information Technology		47,138
TOTAL CORPORATE BONDS (Cost $292,112)		301,948
BANK LOANS - 3.7%
Avaya, Inc., 4.736%, 10/26/2017 (d)	29,822	29,019
Caesars Entertainment Corp., 7.00%, 10/11/2020 (d)	24,000	24,356
Clear Channel Communications, 6.91%, 1/30/2019 (d)	47,750	46,855
Fairpoint Communications, Inc., 7.50%, 1/30/2019 (d)	40,000	41,033
Harland Clarke, 6.00%, 8/17/2019 (d)	23,000	23,029
HD Supply, Inc. 4.50%, 10/12/2017 (d)	78,802	79,023
Kinetic Concepts, Inc., 4.00%, 5/4/2018 (d)	19,950	20,009
Manwin Licensing International, 14.00%, 10/18/2018 (d)	75,000	79,688
NRG Energy, Inc., 2.75%, 07/01/2018 (d)	52,867	52,483
Reynolds Group, Inc., 4.00%, 12/1/2018 (d)	23,000	23,155
Samson Investment, 5.00%, 9/25/2018 (d)	29,000	29,225
Servicemaster Co., 4.42%, 01/31/2017 (d)	27,430	27,457
TransDigm Group, Inc., 3.50%, 02/14/2017 (d)	51,869	52,154
Travelport LLC, 9.50%, 1/31/2016 (d)	48,000	49,740
Valeant Pharmaceuticals International, Inc., 3.75%, 02/13/2019 (d)	78,000	78,207
TOTAL BANK LOANS (Cost $650,485)		655,433

	Shares	Fair Value
EXCHANGE TRADED FUNDS - 0.6%
ProShares Short 20+Year Treasury (a)	1,625	$49,790
SPDR Gold Shares (a)	500	63,810
TOTAL EXCHANGE TRADED FUNDS (Cost $116,249)		113,600
WARRANTS - 0.0%
General Motors Co.
Expiration July 2016, Exercise Price: $10.00 (a)	1	27
Expiration July 2019, Exercise Price: $18.33 (a)	1	18
TOTAL WARRANTS (Cost $53)		45
	Contracts	Fair Value
PURCHASED OPTIONS - 0.2%
Call Options - 0.1%
BGC Partners, Inc.
Expiration: May 2014, Exercise Price: $7.50	3	$30
Cablevision Systems Corp.
Expiration: March 2014, Exercise Price: $20.00	4	20
Charter Communications, Inc.
Expiration: March 2014, Exercise Price: $130.00	2	380
Nuance Communications, Inc.
Expiration: July 2014, Exercise Price: $17.00	30	2,250
ProShares UltraPro Short S&P 500
Expiration: March 2014, Exercise Price: $1,830.00	2	7,780
SPDR S&P 500
Expiration: March 2014, Exercise Price: $186.00	1	222
Expiration: March 2014, Exercise Price: $187.00	1	162
		10,844
Put Options - 0.1%
Beazer Homes USA, Inc.
Expiration: April 2014, Exercise Price: $22.00	5	365
eBay, Inc.
Expiration: March 2014, Exercise Price: $52.50	18	108
Expiration: March 2014, Exercise Price: $55.00	6	138
iShares iBoxx $ High Yield Corporate Bond
Expiration: March 2014, Exercise Price: $91.00	4	0

The accompanying notes are an integral part of these financial statements.

Loeb King Alternative Strategies Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Contracts	Fair Value
Put Options (continued)
Expiration: March 2014, Exercise Price: $92.00	5	$50
iShares Russell 2000
Expiration: March 2014, Exercise Price: $117.00	5	870
Expiration: April 2014, Exercise Price: $117.00	16	4,464
Expiration: April 2014, Exercise Price: $118.00	2	654
KB Home
Expiration: April 2014, Exercise Price: $19.00	4	220
Nokia Corp.
Expiration: March 2014, Exercise Price: $7.00	30	270
Expiration: April 2014, Exercise Price: $6.00	74	370
Expiration: April 2014,
Exercise Price: $7.00	149	2980
Nuance Communications, Inc.
Expiration: April 2014,
Exercise Price: $14.00	7	175
SPDR Gold Shares
Expiration: April 2014, Exercise Price: $126.00	5	960
SPDR S&P 500
Expiration: March 2014, Exercise Price: $181.00	1	78
	Contracts	Fair Value
Put Options (continued)
Expiration: March 2014, Exercise Price: $182.00	1	$98
Expiration: March 2014, Exercise Price: $183.00	4	476
Expiration: March 2014, Exercise Price: $184.00	2	282
Expiration: April 2014, Exercise Price: $185.00	22	6,380
T-Mobile US, Inc.
Expiration: March 2014, Exercise Price: $28.00	14	938
Expiration: April 2014, Exercise Price: $30.00	6	1,134
Total Put Options		21,010
TOTAL PURCHASED OPTIONS (Cost $38,263)		31,854
Total Investments (Cost $10,581,694) - 61.3%		$10,876,400
Cash (e) - 30.4%		5,404,778
Other Assets in Excess of Liabilities - 8.3%		1,473,478
TOTAL NET ASSETS - 100.0%		$17,754,656

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non-income producing.
(b)	Foreign issued security.
(c)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At February 28, 2014, the market value of these securities total $34,690 which represents 0.2% of total net assets.
(d)	Variable Rate Security. The rate shown represents the rate at February 28, 2014.
(e)	All or a portion of the security has been pledged in connection with open short securities and written options contracts.
(f)	Securities for which market quotations are not readily available are valued at fair value determined by the Adviser. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at February 28, 2014 is $6,567, which represents 0.04% of total net assets.
(g)	Represents a security in default.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Loeb King Alternative Strategies Fund
Schedule of Securities Sold Short
February 28, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 9.0%
Consumer Discretionary - 1.6%
Amazon Com, Inc. (b)	47	$17,019
Best Buy, Inc.	237	6,311
Comcast Corp.	120	6,203
Hyatt Hotels Corp. (b)	103	5,372
Las Vegas Sands Corp.	40	3,410
Liberty Global PLC (b)	922	79,799
Liberty Global PLC (b)	727	61,548
Liberty Media Corp. (b)	371	50,886
Marriott International, Inc.	108	5,857
Rent-A-Center, Inc.	702	17,648
Sinclair Broadcast Group, Inc.	230	6,813
Starwood Hotels & Resorts Worldwide, Inc.	68	5,607
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	79	7,086
Wyndham Worldwide Corp.	72	5,247
		278,806
Consumer Staples - 0.5%
Lorillard, Inc.	925	45,381
George Weston Ltd (a)(b)	511	37,112
		82,493
Energy - 0.2%
Apache Corp.	77	6,105
Cameco Corp. (a)(b)	117	2,833
Noble Energy, Inc.	194	13,339
Renewable Energy Group, Inc. (b)	1,625	18,964
		41,241
Financials - 1.6%
Assured Guaranty Ltd.	195	4,787
Cascade Bancorp (b)	4,456	21,745
Center Bancorp, Inc.	35	651
First Merchants Corp.	1,260	26,989
Heritage Financial Corp.	953	16,897
M & T Bank Corp.	758	88,375
MBIA, Inc. (a)	494	6,694
PacWest Bancorp	787	34,156
Prospect Capital Corp. Com	317	3,500
United Bankshares, Inc.	2,613	76,901
		280,695
Health Care - 1.7%
Acorda Therapeutics, Inc. (b)	51	1,869
Actavis PLC (b)	229	50,568
Ampio Pharmaceuticals, Inc. (b)	364	2,592
Aratana Therapeutics, Inc. (b)	121	2,828
Cepheid (b)	100	5,366
Endo Health Solutions, Inc. (b)	2,302	183,745
Haemonetics Corp. (b)	91	3,320
Insys Therapeutics, Inc. (b)	61	4,104
	Shares	Fair Value
Health Care (continued)
Intercept Pharmaceuticals, Inc. (b)	28	$11,494
Invacare Corp.	275	5,450
Mednax, Inc. (b)	62	3,771
MiMedx Group, Inc. (b)	485	3,468
Osiris Therapeutics, Inc. (b)	243	3,710
Raptor Pharmaceutical Corp. (b)	355	5,620
Sangamo Biosciences, Inc. (b)	146	2,657
Stemline Therapeutics, Inc. (b)	97	2,508
Team Health Holdings, Inc. (b)	134	6,033
		299,103
Industrials - 0.1%
XPO Logistics, Inc. (b)	194	6,099
Information Technology - 1.8%
Apple, Inc.	48	25,259
Applied Materials, Inc.	9,305	176,423
Linkedin Corp. (b)	46	9,386
Mitel Networks Corp. (b)	6,722	63,859
Qualcomm, Inc.	241	18,145
Riverbed Technology, Inc. (b)	364	8,110
Sierra Wireless, Inc. (b)	1,087	22,240
		323,422
Materials - 0.9%
Asanko Gold, Inc. (a)(b)	2,297	4,979
Primero Mining Corp. (a)(b)	9,555	61,957
Goldcorp, Inc.	862	23,214
Texas Industries, Inc. (b)	890	75,561
		165,711
Telecommunication Services - 0.6%
Verizon Communications, Inc.	2,374	112,955
TOTAL COMMON STOCKS (Proceeds $1,520,427)		1,590,525
	Principal Value	Fair Value
CORPORATE BONDS - 2.0%
Consumer Discretionary - 0.1%
Servicemaster Co., 7.00%, 8/15/2020	20,000	20,750
Consumer Staples - 0.1%
Constellation Brands, Inc., 4.25%, 5/1/2023	17,000	16,660
Health Care - 0.7%
Kinetic Concepts, Inc., 10.50%, 11/1/2018	26,000	30,063
Valeant Pharmaceuticals International, Inc.
6.750%, 8/15/2018 (c)	44,000	48,510
7.500%, 7/15/2021 (c)	35,000	39,900
		88,410
		118,473

The accompanying notes are an integral part of these consolidated financial statements.

Loeb King Alternative Strategies Fund
Schedule of Securities Sold Short
February 28, 2014 (Unaudited)

	Principal Value	Fair Value
Information Technology - 0.0%
Ipayment, Inc., 10.250%, 5/15/2018	9,000	$7,020
Industrials - 0.5%
HD Supply Holdings, Inc., 7.50%, 7/15/2020	51,000	55,845
Transdigm, Inc., 7.50%, 7/15/2021	34,000	37,485
		93,330
Materials - 0.2%
Hexion U.S. Financial Corp.
9.00%, 11/15/2020	10,000	10,275
8.875%, 2/1/2018	20,000	20,850
		31,125
Telecommunication Services - 0.2%
Verizon Communications, Inc., 6.55%, 9/15/2043	24,000	29,380

Utilities - 0.2%
NRG Energy, Inc., 7.875%, 5/15/2021	32,000	35,520
TOTAL CORPORATE BONDS (Proceeds $343,345)		352,258
	Shares	Fair Value
EXCHANGE TRADED FUNDS - 10.7%
First Trust ISE-Revere Natural Gas Index Fund	767	15,217
iShares China Large-Cap ETF	213	7,538
iShares iBoxx $ High Yield Corporate Bond ETF	702	66,641
iShares MSCI Germany Index	1,616	51,243
iShares MSCI Malaysia Index	784	12,019
iShares MSCI United Kingdom Index	5,068	107,746
	Shares	Fair Value
EXCHANGE TRADED FUNDS (continued)
iShares Nasdaq Biotechnology ETF	17	$4,495
iShares Russell 2000 Index ETF	1,840	216,237
iShares U.S. Real Estate ETF	178	12,166
Market Vectors Oil Services ETF	1,343	65,565
Market Vectors Semiconductor ETF	414	18,071
Nomura Tokyo Price Index ETF (a)	3,367	40,826
PowerShares QQQQ Trust, Series 1	872	78,777
SPDR Health Care Select Fund	664	39,468
SPDR Energy Select Sector Fund	299	26,207
SPDR Financial Select Sector Fund	1,406	30,510
SPDR Barclays High Yield Bond ETF	432	17,941
SPDR S&P 500 ETF	3,368	627,459
SPDR S&P Biotech ETF	804	131,631
SPDR S&P Oil & Gas Exploration & Production ETF	1,130	78,750
SPDR S&P Regional Banking ETF	2,260	90,151
Vanguard REIT Index ETF	2,081	147,231
WisdomTree Japan Hedged Equity Fund	316	15,076
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,843,126)		1,900,965
REITS - 0.4%
American Capital Agency Corp.	133	2,965
Essex Property Trust, Inc.	378	63,220
Host Hotels & Resorts, Inc.	267	5,252
TOTAL REITS (Proceeds $64,970)		71,437
Total Securities Sold Short (Proceeds $3,771,868)		$3,915,185

Percentages are stated as a percent of net assets.

As of February 28, 2014, securities and cash collateral of $6,157,010 has been pledged in connection with open short securities and written options contracts.

(a)	Foreign issued security.
(b)	Non-income producing.
(c)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At February 28, 2014, the market value of these securities total $34,690 which represents 0.2% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these consolidated financial statements.

Loeb King Alternative Strategies Fund
Schedule of Options Written
February 28, 2014 (Unaudited)

	Number of Contracts	Fair Value
CALL OPTIONS
ArthroCare Corp.
Expiration: March 2014, Exercise Price: $50.00	2	$50
Beazer Homes USA, Inc.
Expiration: April 2014, Exercise Price: $23.00	5	750
BioDelivery Sciences International, Inc.
Expiration: April 2014, Exercise Price: $10.00	6	462
Christopher & Banks Corp.
Expiration: April 2014, Exercise Price: $13.00	6	521
Charter Communications, Inc.
Expiration: March 2014, Exercise Price: $120.00	2	1,560
Compuware Corp.
Expiration: May 2014, Exercise Price: $11.00	12	660
Cooper Tire & Rubber Co.
Expiration: March 2014, Exercise Price: $22.00	7	2,310
Expiration: March 2014, Exercise Price: $23.00	8	1,776
Expiration: March 2014, Exercise Price: $24.00	11	1,540
Expiration: April 2014, Exercise Price: $23.00	5	1,300
Darden Restaurants, Inc.
Expiration: March 2014, Exercise Price: $49.00	8	1,624
Dish Network Corp.
Expiration: March 2014, Exercise Price: $55.00	5	2,050
Dover Corp.
Expiration: March 2014, Exercise Price: $85.00	3	2,700
eBay, Inc.
Expiration: March 2014, Exercise Price: $55.00	6	2,490
Expiration: March 2014, Exercise Price: $57.50	18	3,960
Expiration: March 2014, Exercise Price: $60.00	6	570
Endo International PLC
Expiration: April 2014, Exercise Price: $75.00	2	1,520
Harvest Natural Resources, Inc.
Expiration: June 2014, Exercise Price: $5.00	7	315
KB Home
Expiration: April 2014, Exercise Price: $20.00	4	560
Lennar Corp.
Expiration: April 2014, Exercise Price: $40.00	2	890
Nokia Corp.
Expiration: April 2014, Exercise Price: $8.00	164	4,592
	Number of Contracts	Fair Value
Nuance Communications, Inc.
Expiration: March 2014, Exercise Price: $15.00	8	$424
Expiration: April 2014, Exercise Price: $15.00	7	665
Expiration: July 2014, Exercise Price: $20.00	30	750
NXP Semiconductors NV
Expiration: March 2014, Exercise Price: $50.00	2	1,380
Pandora Media, Inc.
Expiration: March 2014, Exercise Price: $37.00	2	408
ProShares UltraPro Short S&P 500
Expiration: March 2014, Exercise Price: $1,820.00	2	9,820
Safeway, Inc.
Expiration: March 2014, Exercise Price: $38.00	6	720
Expiration: March 2014, Exercise Price: $39.00	12	1,080
SINA Corp.
Expiration: March 2014, Exercise Price: $70.00	6	1,158
Sotheby's
Expiration: March 2014, Exercise Price: $47.00	6	804
SPDR Gold Shares
Expiration: April 2014, Exercise Price: $128.00	5	1,215
SPDR S&P 500
Expiration: March 2014, Exercise Price: $184.00	1	365
Expiration: March 2014, Exercise Price: $185.00	4	1,148
Teva Pharmaceutical Industries Ltd.
Expiration: March 2014, Exercise Price: $44.00	12	7,380
Expiration: March 2014, Exercise Price: $46.00	5	2,125
Time Warner Cable, Inc.
Expiration: March 2014, Exercise Price: $135.00	1	670
Expiration: April 2014, Exercise Price: $135.00	2	1,628
T-Mobile US, Inc.
Expiration: March 2014, Exercise Price: $29.00	6	1,512
Expiration: March 2014, Exercise Price: $30.00	14	2,758
Expiration: April 2014, Exercise Price: $33.00	6	690
Expiration: May 2014, Exercise Price: $36.00	4	312
XPO Logistics, Inc.
Expiration: March 2014, Exercise Price: $25.00	1	670
Expiration: March 2014, Exercise Price: $30.00	1	205
Total Options Written (Premiums received $42,921)		$70,087

As of February 28, 2014, securities and cash collateral of $6,157,010 has been pledged in connection with open short securities and written options contracts.

The accompanying notes are an integral part of these consolidated financial statements.

Loeb King Alternative Strategies Fund
Schedule of Total Return Swaps
February 28, 2014 (Unaudited)

Reference Entity	Counterparty	Termination Date	Interest Rate Receive/(Pay) (a)	Number of Contracts Long/(Short)	Notional Amount (b)	Unrealized Appreciation/ (Depreciation)
Abcam PLC	JP Morgan Chase	1/23/2015	(1.08)%	1,204	$9,924	$18
Ablynx NV	JP Morgan Chase	7/31/2014	(0.72)%	311	4,151	327
Active Biotech AB	JP Morgan Chase	7/31/2014	(1.47)%	708	4,362	361
Airbus Group NV	JP Morgan Chase	7/31/2014	(0.72)%	319	23,508	468
Algeta ASA	JP Morgan Chase	7/31/2014	(2.22)%	3,115	185,281	685
Almirall SA	JP Morgan Chase	7/31/2014	(0.72)%	807	14,191	354
AMEC PLC	JP Morgan Chase	1/23/2015	(0.06)%	(3,190)	(59,988)	(3,639)
Assicurazioni Generali SPA	JP Morgan Chase	7/31/2014	0.41%	(1,889)	(42,474)	147
Aurora Oil & Gas Ltd.	JP Morgan Chase	2/17/2015	(3.11)%	7,119	26,554	277
AZ Electronic Materials SA	JP Morgan Chase	1/23/2015	(1.08)%	18,306	122,432	910
C&C Group PLC	JP Morgan Chase	7/31/2014	(0.85)%	7,127	48,272	1,996
Caisse Regionale Credit Agricole Mutuel d'Ille et Vilaine	JP Morgan Chase	7/31/2014	(0.72)%	117	9,108	98
Caisse Regionale de Credit Agricole Mutuel Alpes Provence	JP Morgan Chase	7/31/2014	(0.72)%	67	6,528	62
Cellectis	JP Morgan Chase	7/31/2014	(0.72)%	844	5,615	(17)
Coloplast AS	JP Morgan Chase	7/31/2014	(0.68)%	78	6,570	351
Credit Agricole Atlantique Vendee-CCI	JP Morgan Chase	7/31/2014	(0.72)%	112	14,683	373
Credit Agricole de la Touraine et du Poitou	JP Morgan Chase	7/31/2014	(0.72)%	86	7,710	195
Credit Agricole de Normandie-Seine	JP Morgan Chase	7/31/2014	(0.72)%	176	26,514	607
Credit Agricole Loire Haute-Loire	JP Morgan Chase	7/31/2014	(0.72)%	60	4,783	18
Credit Agricole Nord de France CCI	JP Morgan Chase	7/31/2014	(0.72)%	567	12,624	417
Deutsche Wohnen AG-BR	JP Morgan Chase	7/31/2014	(0.72)%	(2,009)	(42,566)	(3,714)
Deutsche Wohnen AG NPV Young	JP Morgan Chase	7/31/2014	0.41%	2,369	48,738	1,089
Dixons Retail PLC	JP Morgan Chase	1/23/2015	(1.08)%	14,093	12,130	240
Ericsson	JP Morgan Chase	7/31/2014	(0.25)%	(1,235)	(16,007)	(1,088)
F&C Asset Management PLC	JP Morgan Chase	1/23/2015	(1.08)%	10,807	22,892	327
Genfit	JP Morgan Chase	7/31/2014	(0.72)%	1,007	41,907	4,053
Genmab A/S	JP Morgan Chase	7/31/2014	(0.68)%	153	6,911	97
GlaxoSmithKline PLC	JP Morgan Chase	1/23/2015	(1.08)%	323	9,041	(11)
Innate Pharma SA	JP Morgan Chase	7/31/2014	(0.72)%	590	8,551	(155)
iShares FTSE 100 UCITS ETF	JP Morgan Chase	1/23/2015	0.84%	(1,033)	(11,719)	33
Ipsen SA	JP Morgan Chase	7/31/2014	(0.72)%	166	7,134	81
Lyxor STOXX Europe 600 Banks ETF	JP Morgan Chase	7/31/2014	2.46%	(4,041)	(121,931)	(3,017)
Lyxor CAC 40 ETF	JP Morgan Chase	7/31/2014	1.41%	(603)	(36,514)	(1,262)
Mediobanca SPA	JP Morgan Chase	7/31/2014	(0.72)%	4,373	43,611	520
Medivir AB	JP Morgan Chase	7/31/2014	(1.47)%	370	6,608	1,097
Publicis Groupe	JP Morgan Chase	7/31/2014	0.41%	(2,269)	(215,475)	(7,962)
Rautaruukki Oyj	JP Morgan Chase	7/31/2014	(0.72)%	3,523	41,285	156
Sanofi	JP Morgan Chase	7/31/2014	(0.72)%	98	10,190	284
Scania AB	JP Morgan Chase	7/31/2014	(1.47)%	2,356	72,389	1,664
Shire PLC	JP Morgan Chase	1/23/2015	(1.08)%	335	18,624	58
SSAB AB-A	JP Morgan Chase	7/31/2014	2.46%	(1,674)	(13,211)	(97)
SSAB AB-B	JP Morgan Chase	7/31/2014	8.16%	(4,275)	(30,104)	(345)
Swedish Orphan Biovitrum AB	JP Morgan Chase	7/31/2014	(1.47)%	458	6,072	180
Telecom Italia SPA	JP Morgan Chase	7/31/2014	0.41%	(39,341)	(44,718)	(590)
Telecom Italia SPA-RSP	JP Morgan Chase	7/31/2014	(0.72)%	47,616	41,735	(2,357)
Telekom Austria AG	JP Morgan Chase	7/31/2014	0.00%	1,681	16,370	(344)
Transgene SA	JP Morgan Chase	7/31/2014	0.00%	206	3,672	–
Unit4 NV	JP Morgan Chase	7/31/2014	(0.72)%	2,909	155,010	140
Vectura Group PLC	JP Morgan Chase	1/23/2015	(1.08)%	4,419	11,988	(457)

The accompanying notes are an integral part of these consolidated financial statements.

Loeb King Alternative Strategies Fund
Schedule of Total Return Swaps
February 28, 2014 (Unaudited)

Reference Entity	Counterparty	Termination Date	Interest Rate Receive/(Pay) (a)	Number of Contracts Long/(Short)	Notional Amount (b)	Unrealized Appreciation/ (Depreciation)
Verizon Communications Inc.	JP Morgan Chase	1/23/2015	(0.42)%	742	$35,202	$232
Vodafone Group PLC	JP Morgan Chase	1/23/2015	(1.08)%	14,386	59,984	1,842
Ziggo NV	JP Morgan Chase	7/31/2014	(0.68)%	4,435	202,932	(1,861)
						$(7,159)
(a)	The interest rate represents the average financing rate as of February 28, 2014.
(b)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

The accompanying notes are an integral part of these consolidated financial statements.

Loeb King Alternative Strategies Fund
Statement of Assets & Liabilities
February 28, 2014 (Unaudited)

ASSETS
Investments, at value (cost $10,581,694)	$10,876,400
Cash	5,404,778
Foreign Currency, at value (cost $265,044)	265,669
Receivables:
Swap contracts dividends and interest	17,396
Unrealized appreciation on open swap contracts	19,756
Investments sold	926,347
Fund shares sold	50,000
Dividends and interest	63,720
Deposits at brokers for securities sold short	4,967,116
Deposits at brokers for open swap contracts	680,000
Deferred offering costs	9,580
Prepaid expenses	38,117
Due from Adviser	30,057
TOTAL ASSETS	23,348,936

LIABILITIES
Written options, at value (premiums received $42,921)	70,087
Short securities, at value (proceeds received $3,771,868)	3,915,185
Payables:
Investments purchased	1,517,374
To distributor	2,198
To custodian	17,893
Dividends and interest on short positions	6,785
Swap contracts dividends and interest	49
Unrealized depreciation on open swap contracts	26,915
Accrued expenses and other liabilities	37,794
TOTAL LIABILITIES	5,594,280

NET ASSETS	$17,754,656
Net assets consist of:
Paid-in capital	17,683,124
Accumulated net investment loss	(79,806)
Accumulated net realized gain	11,919
Net unrealized appreciation (depreciation) on:
Investments	323,470
Swap contracts	(7,159)
Securities sold short	(143,317)
Purchased options	(6,409)
Written options	(27,166)
NET ASSETS	$17,754,656

Investor Class
Net assets	$3,458,794
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	345,045
Net asset value, offering, and redemption price per share	$10.02

Institutional Class
Net assets	$14,295,862
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,424,374
Net asset value, offering, and redemption price per share	$10.04

The accompanying notes are an integral part of these consolidated financial statements.

Loeb King Alternative Strategies Fund
Statement of Operations
For the Period Ended February 28, 2014(1) (Unaudited)

INVESTMENT INCOME
Dividend income(2)	$49,185
Interest income	10,912
Term loan fee income	2,149
TOTAL INVESTMENT INCOME	62,246

EXPENSES
Advisory fees (Note 5)	78,089
Administration and accounting fees	41,211
Dividend and interest expenses on securities sold short	35,568
Transfer agent fees and expenses	20,083
Federal and state registration fees	19,089
Custody fees	44,555
Audit and tax fees	7,678
Legal fees	32,497
Distribution fees - Investor Class (Note 5)	2,603
Reports to shareholders	5,206
Trustees' fees	8,745
Organizational costs (Note 2)	45,560
Other expenses	22,572
TOTAL EXPENSES	363,456
Less waivers and reimbursement by Adviser (Note 5)	(221,623)
NET EXPENSES	141,833

NET INVESTMENT LOSS	(79,587)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	231,132
Swap contracts	73,964
Securities sold short	(150,087)
Purchased options	(115,595)
Written options	(1,422)
37,992

Net change in unrealized appreciation (depreciation) on:
Investments	323,470
Swap contracts	(7,159)
Securities sold short	(143,317)
Purchased options	(6,409)
Written options	(27,166)
139,419

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	177,411

NET INCREASE IN NET ASSETS FROM OPERATIONS	$97,824
(1)	The Fund commenced operations on September 27, 2013.
(2)	Net of $1,348 in foreign withholding taxes and issuance fees.

The accompanying notes are an integral part of these consolidated financial statements.

Loeb King Alternative Strategies Fund
Statement of Changes in Net Assets

Period Ended February 28, 2014(1) (Unaudited)
FROM OPERATIONS
Net investment loss	$(79,587)
Net realized gain (loss) on:
Investments	231,132
Swap contracts	73,964
Securities sold short	(150,087)
Purchased options	(115,595)
Written options	(1,422)
Net change in unrealized appreciation (depreciation) on:
Investments	323,470
Swap contracts	(7,159)
Securities sold short	(143,317)
Purchased options	(6,409)
Written options	(27,166)
Net increase in net assets from operations	97,824

FROM DISTRIBUTIONS
Net investment income - Investor Class	—
Net investment income - Institutional Class	(219)
Net realized gain on investments - Investor Class	(5,372)
Net realized gain on investments - Institutional Class	(20,701)
Net decrease in net assets resulting from distributions paid	(26,292)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold:
Investor Class	4,443,071
Institutional Class	22,382,468
Proceeds from shares issued to holders in reinvestment of dividends:
Investor Class	1,634
Institutional Class	20,919
Payments for shares redeemed:
Investor Class	(996,192)
Institutional Class	(8,168,776)
Net increase in net assets from capital share transactions	17,683,124

TOTAL INCREASE IN NET ASSETS	17,754,656

NET ASSETS:
Beginning of Period	—
End of Period	$17,754,656
ACCUMULATED NET INVESTMENT LOSS	$(79,806)
(1)	The Fund commenced operations on September 27, 2013.

The accompanying notes are an integral part of these consolidated financial statements.

Loeb King Alternative Strategies Fund
Statement of Changes in Net Assets(continued)

Period Ended February 28, 2014(1) (Unaudited)
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Investor Class	444,515
Institutional Class	2,234,290
Shares issued to holders as reinvestment of dividends:
Investor Class	163
Institutional Class	2,090
Shares redeemed:
Investor Class	(99,633)
Institutional Class	(812,006)
Net increase in shares outstanding	1,769,419
(1)	The Fund commenced operations on September 27, 2013.

The accompanying notes are an integral part of these consolidated financial statements.

Loeb King Alternative Strategies Fund
Statement of Cash Flows
For the Period Ended February 28, 2014 (Unaudited)

Increase (decrease) in cash—

Cash flows from operating activities:
Net increase (decrease) in net assets from operations	$97,824
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided (used) in operating activities:
Payments to purchase securities	(44,929,610)
Payments to cover short securities	(13,163,820)
Payments to close written options	(190,183)
Proceeds from sale of securities	34,617,311
Proceeds from securities sold short	16,785,601
Proceeds from written options	231,682
(Purchase) sale of short term investments, net	(154,056)
Realized gain on investments in securities	(115,537)
Realized loss on securities sold short	150,087
Realized loss on written options	1,422
Change in unrealized appreciation on investments in securities	(317,061)
Change in unrealized depreciation on securities sold short	143,317
Change in unrealized depreciation on written options	27,166
(Increases) decreases in operating assets:
Increase in foreign currencies	(265,669)
Increase in deposits at broker	(5,647,116)
Unrealized appreciation on open swap contracts	(19,756)
Increase in dividends and interest receivable	(81,116)
Increase in receivable for securities sold	(926,347)
Increase in due from Adviser	(30,057)
Increase in prepaid expenses and other assets	(47,697)
Increases (decreases) in operating liabilities:
Unrealized depreciation on open swap contracts	26,915
Increase in payable for securities purchased	1,517,374
Increase in payable for dividends and interest on short positions	6,834
Increase in distribution fees	2,198
Increase in custody fees	17,893
Increase in other accrued expenses	37,794
Net cash used in operating activities	(12,224,607)

Cash flows from financing activities:
Proceeds from shares sold	26,798,092
Payment on shares redeemed	(9,164,968)
Distributions paid in cash	(3,739)
Net cash provided by financing activities	17,629,385

Net increase in cash	5,404,778

Cash:
Beginning balance	—
Ending balance	$5,404,778

Supplemental information:
Non-cash financing activities not included herein consists of dividend reinvestment of dividends and distributions	$22,553
Cash paid for interest	$6,418

The accompanying notes are an integral part of these consolidated financial statements.

Loeb King Alternative Strategies Fund-Investor Class
Financial Highlights
Per Share Data for a Share Outstanding Throughout the Period

Period Ended February 28, 2014(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.07)
Net realized and unrealized gain on investments	0.11
Total from investment operations	0.04
Less distributions paid:
From net realized gain on investments	(0.02)
Total distributions paid	(0.02)
Net Asset Value, End of Period	$10.02
Total return(3)	0.42%

Supplemental Data and Ratios:
Net assets, end of period (000's)	$3,459

Ratio of expenses to average net assets(4)
Before reimbursements and/or waivers	6.98%
After reimbursements and/or waivers	2.98%

Ratio of expenses excluding dividend and interest expense on short positions to average net assets(4)
Before reimbursements and/or waivers	6.24%
After reimbursements and/or waivers	2.24%

Ratio of net investment loss to average net assets(4)(5)
Before reimbursements and/or waivers	-5.69%
After reimbursements and/or waivers	-1.69%

Portfolio turnover rate(3)(6)	377%
(1)	The Fund commenced operations on September 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	The net investment loss ratios include dividend and interest expense on short positions.
(6)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

Loeb King Alternative Strategies Fund-Institutional Class
Financial Highlights
Per Share Data for a Share Outstanding Throughout the Period

Period Ended February 28, 2014(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.06)
Net realized and unrealized gain on investments	0.12
Total from investment operations	0.06
Less distributions paid:
From net realized gain on investments	(0.02)
Total distributions paid	(0.02)
Net Asset Value, End of Period	$10.04
Total return(3)	0.62%

Supplemental Data and Ratios:
Net assets, end of period (000's)	$14,296
Ratio of expenses to average net assets(4)
Before reimbursements and/or waivers	6.98%
After reimbursements and/or waivers	2.66%

Ratio of expenses excluding dividend and interest expense on short positions to average net assets(4)
Before reimbursements and/or waivers	6.31%
After reimbursements and/or waivers	1.99%

Ratio of net investment loss to average net assets(4)(5)
Before reimbursements and/or waivers	-5.81%
After reimbursements and/or waivers	-1.49%

Portfolio turnover rate(3)(6)	377%
(1)	The Fund commenced operations on September 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	The net investment loss ratios include dividend and interest expense on short positions.
(6)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

Loeb King Alternative Strategies Fund
Notes to the Financial Statements
February 28, 2014 (Unaudited)

1.    Organization

The Loeb King Alternative Strategies Fund (the “Fund”) is a series of the Loeb King Trust (the “Trust”) which was formed as a Delaware statutory trust on May 22, 2013, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is an open-end, diversified, management investment company. The Fund is managed by Carl M. Loeb Advisory Partners L.P. (the “Adviser”). The Fund’s investment objective is to seek positive absolute returns and income with lower volatility than global capital markets and traditional investment strategies. The Fund commenced operations on September 27, 2013.

The Fund currently offers Investor Class and Institutional Class shares. Each class of shares differs principally in its distribution expenses. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

A.    Securities Valuation:    All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.    Use of Estimates:    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of revenue and expenses and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

C.    Federal Income Taxes:    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions. The Fund intends to distribute substantially all of its taxable income and net capital gains to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.    Securities Transactions, Income and Distributions:    Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

E.    Foreign Currency Translation:    The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency and forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

F.    Loan Participations and Assignments:    The Fund may invest in loan participations and assignments. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when the Fund purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing proceeds on such collateral or have its interest subordinated to other indebtedness of the obligor. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a

Loeb King Alternative Strategies Fund
Notes to the Financial Statements
February 28, 2014 (Unaudited)

percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

G.    Convertible Securities:    The Fund invests in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Fund may attempt to hedge some of its investments in convertible debt securities by selling short the issuer’s common stock.

H.    Short Sales:    The Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that they may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statement of Operations.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amount of fees incurred is included in dividend and interest on securities sold short in the Statement of Operations.

I.    Master Agreements:    The Fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity. Collateral and margin requirements differ between exchange traded derivatives and over-the-counter (“OTC”) derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts, options and centrally cleared swaps) pursuant to the governing agreements for those investment types. For OTC derivatives traded under an ISDA Master Agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount and can vary depending on the counterparty and the type of the agreement. For swaps, futures and forward foreign currency exchange contracts, the Fund may be required to post collateral if the Fund is in a net liability position with the counterparty exceeding certain amounts. Generally, collateral is determined at the close of fund business each day. Collateral posted for the benefit of the Fund is held in a segregated account by a custodian of the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s Schedule of Investments. Collateral can be in the form of cash, debt securities issued by the U.S. Government and related agencies, other securities or money market funds as agreed to by the Fund and the applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. The Fund’s derivative assets and liabilities on the Statement of Assets and Liabilities are presented net only within a derivative type when a legally enforceable master netting agreement exists between the Fund and a derivative counterparty. For additional information regarding the offsetting of assets and liabilities at February 28, 2014, please reference the table in Note 4.

J.    Futures Contracts:    The Fund may invest in futures contracts as part of its investment strategy. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of all of the margin owed to the Fund, potentially resulting in a loss. No monies are paid to or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker, will be made on a periodic basis as the price of the underlying instruments fluctuates. Changes in market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains or losses represent the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and are reported on the Statement of Operations. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is presented as Due from Broker on the Statement of Assets and Liabilities. The use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Fund to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments.

Loeb King Alternative Strategies Fund
Notes to the Financial Statements
February 28, 2014 (Unaudited)

K.    Forward Foreign Currency Exchange Contracts:    The Fund may buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities the Fund intends to buy are denominated, when the Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments.

L.    Swap Contracts:    The Fund engages in various swap transactions to manage risks within its portfolio or as an alternative to direct investments. Swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by the Fund is recorded as a liability on the Fund’s Statement of Assets and Liabilities. An up-front payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. Periodic payments received or paid by a Fund are recorded as realized gains or losses.

M.    Total Return Swap Contracts:    The Fund invests in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the other party to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are derivatives and their value can be volatile. To the extent that the Adviser does not accurately analyze and predict future market trends, the values of assets or economic factors, the Fund may suffer a loss, which may exceed the related amounts shown in the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Total return swap contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments.

N.    High Yield Securities:    The Fund invests in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

O.    Mutual Fund and ETF Trading Risk:    The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as Exchange Traded Funds (“ETFs”). ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of the costs.

P.    Cash and Cash Equivalents:    Cash and cash equivalents include U.S. dollar and foreign currency deposited at bank accounts at amounts which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Q.    Due to/from Broker:    Due to/from Broker represents cash balances on deposit with the Fund’s prime brokers and counterparties. The Fund is subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Fund.

R.    Organizational and Offering Costs:    Organizational costs incurred by the Fund, including professional and incorporation fees, are fully expensed by the end of the fiscal period. Offering costs, including professional fees and the offering of the initial registration, are amortized over a period not longer than twelve months from the date the Fund commenced operations. The Adviser is entitled to seek reimbursement from the Fund for such costs pursuant to the terms of the Adviser’s investment advisory agreement and operating expenses limitation agreement with the Trust.

S.    Events Subsequent to the Fiscal Period End:    In preparing the financial statements as of February 28, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

T.    Indemnification:    In the normal course of business, the Fund may enter into various agreements that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Loeb King Alternative Strategies Fund
Notes to the Financial Statements
February 28, 2014 (Unaudited)

3.    Investment Valuation

The Fund has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:    Equity securities, including common stocks, preferred stocks, foreign- issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are listed on a securities exchange, market or automated quotation system (except for securities traded on the NASDAQ Global Market System), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the day of valuation or, if there has been no sale on such day, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Securities primarily traded on the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities:    Fixed income securities, including asset backed securities, corporate bonds, municipal bonds, US Treasury Bonds and bank loans are normally valued on the basis of quotes obtained from brokers and dealers or an independent pricing service (“Pricing Service”). Debt securities, other than short-term instruments, are valued at the last reported sales price if the security is actively traded. If the debt security is not actively traded or if prices are not readily available, a Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. The Fund’s Pricing Services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value and generally will be classified as Level 2. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investment Companies:    Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Exchange-Traded Notes:    Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in Level 1 of the fair value hierarchy.

Derivative Instruments:    Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange (last quoted sales price, if available, and if no sale on such date, then the most recent bid price for long positions and the most recent ask price for short positions). Over-the-counter financial derivative instruments, such as foreign currency contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a Pricing Service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a Pricing Service using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives are typically categorized in either Level 1 or Level 2 of the fair value hierarchy depending on the valuation techniques and inputs described above.

Short-Term Debt Securities:    Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of representatives from the Fund’s Adviser, the members of the Board, and the Trust’s Principal Financial Officer. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Regardless of the method employed to value a particular security, all valuations are subject to review by the Fund’s Board of Trustees or its designee. In accordance with the Trust’s fair value procedures, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded

Loeb King Alternative Strategies Fund
Notes to the Financial Statements
February 28, 2014 (Unaudited)

on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods. To the extent that valuation of these securities is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. Fair value pricing models are reviewed monthly. The outcomes of the pricing models are compared to significant observable market activity, if any exists, and to market valuations of any similar newly issued securities. Market resources are continually monitored to evaluate unobservable inputs such as general market commentary from financial institutions, commentary and reports from credit rating agencies and the financial reporting from municipal bond issuers.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of February 28, 2014:

Loeb King Alternative Strategies Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(1)	$9,365,591	$—	$6,567	$9,372,158
Real Estate Investment Trusts	308,359	—	—	308,359
Preferred Stocks(1)	43,524	16,759	—	60,283
Convertible Bonds(1)	—	32,720	—	32,720
Corporate Bonds(1)	—	301,948	—	301,948
Bank Loans	—	655,433	—	655,433
Exchange Traded Funds	113,600	—	—	113,600
Warrants	45	—	—	45
Purchased Options	30,495	1,359	—	31,854
Total Assets	9,861,614	1,008,219	6,567	10,876,400
Liabilities
Common Stocks(1)	$1,590,525	$—	$—	$1,590,525
Corporate Bonds(1)	—	352,258	—	352,258
Exchange Traded Funds	1,900,965	—	—	1,900,965
Real Estate Investment Trusts	71,437	—	—	71,437
Options Written	62,723	7,364	—	70,087
Total Liabilities	$3,625,650	$7,364	$—	$3,985,272
Swaps(2)	$—	$(7,159)	$—	$(7,159)
Total Other Financial Instruments	$—	$(7,159)	$—	$(7,159)
(1)	See the Schedule of Investments for industry classifications

(2)	Reflected at the net unrealized appreciation (depreciation) on the contracts held.

Transfers between levels are recognized at the end of the reporting period. During the period ended February 28, 2014, the Fund recognized no transfers between levels.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks
Balance as of September 27, 2013 (inception)	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	6,567
(Sales)	—
Transfer in and/or out of Level 3	—
Balance as of February 28, 2014	$6,567
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at February 28, 2014	$—

The Level 3 investments as of February 28, 2014 represented 0.04% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Loeb King Alternative Strategies Fund
Notes to the Financial Statements
February 28, 2014 (Unaudited)

4.    Derivative Transactions

The Fund may use certain derivative instruments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. A fund investing in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

The locations on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of February 28, 2014:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$31,854	Written options, at value	$70,087
Total Return Contracts - Swaps	Appreciation on open swap contracts	19,757	Depreciation on open swap contracts	26,916
Total		$51,611		$97,003

The effect of derivative instruments on the Statement of Operations for the period September 27, 2013 (fund inception) through February 28, 2014 was as follows:

	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Swap Contracts	Total
Equity Contracts	$(115,595)	$(1,422)	$—	$(117,017)
Total Return Contracts	—	—	72,368	72,368
Total	$(115,595)	$(1,422)	$72,368	$(44,649)
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Swap Contracts	Total
Equity Contracts	$(6,409)	$(27,166)	$—	$(33,575)
Total Return Contracts	—	—	(7,159)	(7,159)
Total	$(6,409)	$(27,166)	$(7,159)	$(40,734)
Assets:				Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Total Return Swap Contracts	$19,757	$—	$19,757	$19,757	$—	$—
Total	$19,757	$—	$19,757	$19,757	$—	$—

Loeb King Alternative Strategies Fund
Notes to the Financial Statements
February 28, 2014 (Unaudited)

Liabilities:				Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Written Options	$70,087	$—	$70,087	$—	$70,087	$—
Total Return Swap Contracts	26,916	—	26,916	26,916	—	—
Total	$97,003	$—	$97,003	$26,916	$70,087	$—

The Fund is subject to a netting arrangement, which governs the terms of certain transactions with select counterparties. The netting arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangement also specifies collateral posting arrangements at pre-arranged exposure levels. Under the netting arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement. For additional information, please reference the “Master Agreements” section in Note 2.

The average monthly fair values of purchased and written options during the period ended February 28, 2014 were $44,227 and $27,921, respectively. The average monthly notional amount of swaps during the period ended February 28, 2014 was $1,395,375 for long positions and $461,525 for short positions.

Transactions in written options contracts for the period ended February 28, 2014, are as follows:

	Number of Contracts	Premiums Received
Beginning Balance	—	$—
Options written	(1,448)	(231,682)
Options closed	906	148,015
Options expired	36	8,664
Options exercised	74	32,082
Outstanding at February 28, 2014	(432)	$(42,921)

5.    Investment Advisory Fee and Other Transactions with Affiliates

The Fund has entered into an investment advisory agreement (“Advisory Agreement”) with Carl M. Loeb Advisory Partners L.P. Under the Advisory Agreement, the Adviser has overall responsibility for the general management and investment of the Fund’s portfolio, subject to the supervision of the Board of Trustees. The Fund compensates the Adviser for its services at the annual rate of 1.50% of its average daily net assets, payable on a monthly basis in arrears.

The Fund is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has contractually agreed to waive its fees or reimburse Fund expenses until at least December 31, 2015, to ensure that Total Annual Fund Operating Expenses (exclusive of interest, taxes, acquired fund fees and expenses, distribution and/or service (12b-1) fees, borrowing costs, dividend and interest expenses on short positions, brokerage commissions, transaction costs and extraordinary expenses and inclusive of organizational expenses) will not exceed 1.99% of the Fund’s average daily net assets. Any waiver of advisory fees or reimbursement of Fund expenses by the Adviser may be recouped in subsequent years if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses at the time of recoupment. The Adviser is permitted to recoup fees waived and expenses reimbursed in the prior three fiscal years. Any such recoupment will be reviewed by the Board of Trustees. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any recoupment of fees waived or expenses reimbursed. This arrangement can be terminated only by, or with the consent of, the Board of Trustees. Cumulative expenses subject to recapture pursuant to the aforementioned conditions are $221,623, which expire on August 31, 2017.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s Investor Class shares at an annual rate of up to 0.25% of the average daily net assets of the Investor Class shares. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including but not limited to, advertising, compensation for sales and marketing activities or financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareowners, and the printing and mailing of sales literature.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services, including all regulatory reporting, and necessary office equipment and personnel. U.S. Bank, N.A., serves as the Fund’s custodian. Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

6.    Securities Transactions

For the period ended February 28, 2014, aggregate purchases and sales of securities, excluding short-term investments, securities sold short and derivative instruments were $44,929,611 and $34,691,670, respectively. There were no purchases or sales of U.S. government obligations during the period ended February 28, 2014.

Loeb King Alternative Strategies Fund
Notes to the Financial Statements
February 28, 2014 (Unaudited)

7.    Income Taxes and Distributions to Shareholders

The tax character of distributions paid during the period ended February 28, 2014 is as follows:

Period Ended February 28, 2014
Ordinary income	$26,292
Long-term capital gains	$—

Loeb King Alternative Strategies Fund
Expense Examples
February 28, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the period of September 27, 2013 (inception of the Fund) through February 28, 2014.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would be higher.

	Beginning Account Value September 27, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 27, 2013 Through February 28, 2014
Actual - Investor Class	$1,000.00	$1,004.20	$13.61
Hypothetical
(5% return before expenses)	1,000.00	1,009.20	13.64

Actual - Institutional Class	$1,000.00	$1,006.20	$12.16
Hypothetical
(5% return before expenses)	1,000.00	1,010.66	12.18
*	Expenses are equal to the Fund’s annualized expense ratio of 2.98% for Investor Class and 2.66% for Institutional Class, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 154 days/337 days (to reflect the since inception period). The Fund’s ending account value on the first line in the table is based on its actual total return of 0.42% for Investor Class and 0.62% for Institutional Class for the since inception period of September 27, 2013 to February 28, 2014.

The accompanying notes are an integral part of these consolidated financial statements.

How to Obtain a Copy of the Fund’s Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-855-722-4550; or (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Fund’s proxy voting record will be available by calling 1-855-722-4550 and on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s N-Q will also be available upon request by calling 1-855-722-4550.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. If you would like to discontinue householding for your accounts, please call 1-855-722-4550 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Board Approval of Investment Advisory Agreement

The Board of Trustees (the “Board” or “Trustees”) of Loeb King Trust (the “Trust”) met in person at a meeting held on August 13, 2013 to consider the approval of the investment advisory agreement (the “Advisory Agreement”) for the Loeb King Alternative Strategies Fund (the “Fund”), a series of the Trust, entered into between the Fund’s investment adviser, Carl M. Loeb Advisory Partners L.P. (the “Adviser”) and the Fund.

In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials prepared by the Adviser (including the Adviser’s response to a specific request letter from Trust counsel, the Adviser’s Form ADV, bibliographic information of key management and compliance personnel, a compliance program summary and certain specific compliance policies and procedures, including the Adviser’s code of ethics) and other pertinent information.

In considering the Advisory Agreement between the Adviser and the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the following: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from services rendered to the Trust; (3) comparative performance, fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund proposed to be managed by the Adviser grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (5) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Advisory Agreement for an initial term ending two years following the hiring of the Adviser.

DISCUSSION OF FACTORS CONSIDERED

Nature, Extent and Quality of Services to be Provided to the Fund.    The Trustees noted that they had reviewed the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board noted it had reviewed and considered the qualifications of the Adviser’s chief compliance officer and the firm’s compliance history. The Board also considered the Adviser’s experience managing strategies similar to those of the Fund. The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Board also considered other services to be provided to the Fund by the Adviser, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Investment Performance of the Adviser.    The Trustees noted that there was no prior performance of the Fund to consider, but they had considered the Adviser’s experience managing related investment vehicles and the performance of such accounts. They noted that such performance demonstrated the Adviser’s ability to effectively manage investments using alternative strategies. After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management.

Cost of Services Provided and Profits Realized by the Adviser.    The Board reviewed the Fund’s estimated expense ratio and the advisory fee to be paid by the Fund, considered the expense ratios of comparable funds and the advisory fees charged by the Adviser for its separately-managed accounts, and concluded that the advisory fees were reasonable. The Board noted the Fund’s proposed management fee of 1.50% was higher than the peer group average of 1.13% and fell within the fourth quartile for its peer group. The Board also noted that the Fund’s total expense ratio for Investor Class Shares is 2.24% and the total expense ratio for Institutional Class Shares is 1.94%. These fall into the second and fourth quartiles, respectively, for the Fund’s peer group. The peer group average of 2.11% fell within the second quartile. Additionally, the Board took into consideration that the Adviser has contractually agreed to limit the total operating expenses of the Fund, which may result in the Adviser waiving some or all of its advisory fees or reimbursing Fund expenses so that the Fund’s total operating expenses do not exceed 1.99% of the Fund’s average annual assets.. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, including the Fund’s brokerage commissions and use of soft dollars by the Adviser. The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that after such review, the expected profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser should be able to maintain adequate profit levels to support the services it will provide to the Fund.

Economies of Scale.    The Board determined that, while the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size, the Fund has not yet commenced operations, therefore, it cannot benefit from significant economies of scale given its current size.

Benefits Derived from the Relationship with the Fund.    The Board considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund. The Board determined that the benefits the Adviser may receive, such as greater name recognition, the ability to attract additional investor assets and for Fund brokers’ provisions of brokerage and research services to the Adviser, appear to be reasonable, and in many cases, may benefit the Fund.

CONCLUSION

The Trustees considered all of the foregoing factors. In considering the approval of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years as being in the best interests of the Fund and its shareholders.

Privacy Notice

Rev. March 2014

FACTS	WHAT DOES LOEB KING TRUST (THE “TRUST”) DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■    Social Security number and wire transfer instructions
■    account transactions and transaction history
■    investment experience and purchase history
When you are no longer a customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Trust share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call toll-free 855-722-4550 or go to www.loebkingfunds.com

What we do
How does the Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement with us to have access to customer information.

How does the Trust collect my personal information?	We collect your personal information, for example, when you
	■	open an account or deposit money
	■	direct us to buy securities or direct us to sell your securities
	■	seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	■	sharing for affiliates’ everyday business purposes — information about your creditworthiness
	■	affiliates from using your information to market to you
	■	sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	■	The Trust does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	■	The Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you.
	■	The Trust does not jointly market.
Other important information
In the event that you hold shares of a series of the Trust through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Adviser	Carl M. Loeb Advisory Partners L.P. 125 Broad Street, 14th Floor New York, NY 10004	Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202	Custodian	U.S. Bank, N.A. 1555 N. Rivercenter Dr. Milwaukee, Wisconsin 53212
Independent Registered Public Accountant	BBD, LLP 1835 Market Street, 26th Floor Philadelphia, Pennsylvania 19103	Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Loeb King Trust

By (Signature and Title) /s/Gideon J. King________

Gideon J. King, President

Date 5/1/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Gideon J. King________

Gideon J. King, President

Date 5/1/2014_

By (Signature and Title) /s/David S. Hampson____

David S. Hampson, Treasurer

Date 5/1/2014_